Investments	12 Months Ended
Dec. 31, 2012
Investments
11.	Investments

Investments comprise strategic investments, including limited partnership investments, deferred compensation investments related to employee and director deferred compensation plans and investment in the Deephaven Funds. Investments consist of the following (in thousands):

	DECEMBER 31, 2012	DECEMBER 31, 2011
Strategic investments:
Investments accounted for under the equity method (including limited partnerships)	$53,878	$59,711
Common stock of companies representing less than 20% equity ownership held at adjusted cost	1,789	1,787

Total Strategic investments	55,667	61,498
Deferred compensation investments	21,339	20,414
Investment in Deephaven Funds	1,342	1,319

Total Investments	$78,348	$83,231

During the second quarter of 2012, the Company became aware that a strategic investee that is accounted for under the equity method of accounting had identified errors in its accounting for income taxes. Specifically, the investee had not correctly accounted for an income tax benefit that resulted from a change in its tax status during 2010. The correction of this error by the investee resulted in an increase in the Company’s equity method investment of $10.0 million. The Company evaluated the impact of recording this investment gain in the relevant prior periods and concluded that such amounts would not have been material, qualitatively or quantitatively, to its previously issued consolidated financial statements for any prior period. The Company also concluded that recording the investment gain in 2012 would not be material to its forecasted results for the year. Accordingly the Company recorded a $10.0 million gain in the second quarter of 2012.

In the fourth quarter of 2012, the Company became aware of certain circumstances surrounding the viability of one of its strategic investments. As a result the Company recorded an $11.4 million write-down of this strategic investment which is included within Investment income (loss) and other, net in the Consolidated Statements of Operations.